BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Debt discount on convertible note payable	$ 27,013	$ 152,617	$ 0
Debt discount on note payable		$ 15,714	$ 0
Series A, Convertible Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Series A, Convertible Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Series A, Convertible Preferred Stock, shares issued	750,000	250,000	0
Series A, Convertible Preferred Stock, shares outstanding	750,000	250,000	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	24,657,360	15,213,512	11,204,571
Common stock, shares outstanding	24,657,360	15,213,512	11,204,571